Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F/A
Document Registration Statement	false
Document Annual Report	true
Document Financial Statement Error Correction [Flag]	false
Entity Interactive Data Current	Yes
Annual Information Form	true
Audited Annual Financial Statements	true
ICFR Auditor Attestation Flag	false
Amendment Flag	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Titan Mining Corporation
Entity Central Index Key	0001791703
Entity File Number	001-42955
Entity Incorporation, State or Country Code	Z4
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Suite 555, 999 Canada Place
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	00000
City Area Code	(604)
Local Phone Number	687-1717
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	TII
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding	91,616,438
Amendment Description	This Amendment No. 1 (the “Amendment”) on Form 40-F/A to the Annual Report on Form 40-F of Titan Mining Corporation (the “Registrant”) for the year ended December 31, 2025 amends the Registrant’s original Annual Report on Form 40-F (the “Original Form 40-F”) that was initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 19, 2026. This Amendment is being filed to file consents from certain qualified persons, which were inadvertently omitted in the Original Form 40-F.In addition, as required by Rule 12b-15 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), new certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer are filed herewith as exhibits to this Amendment, in the Exhibit List attached hereto, pursuant to Rule 13a-14(a) or 15d-14(a) of the Exchange Act. Because no financial statements have been included in this Amendment and this Amendment does not contain or amend any disclosure with respect to the Registrant’s disclosure controls and procedures as defined in Rule 13a-15(e) or 15d-15(e) of the Exchange Act or the Registrant’s internal control over financial reporting as defined in Rule 13a-15(f) or 15d-15(f) of the Exchange Act, paragraphs 3, 4 and 5 of the certifications have been omitted. The Registrant is also not including new certifications under Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) (Section 906 of the Sarbanes-Oxley Act of 2002), as no financial statements are being filed with this Amendment.Other than as expressly set forth herein, this Amendment does not, and does not purport to, amend, update or restate the information in the Original Form 40-F or reflect any events that have occurred after the Original Form 40-F was made. Information not affected by this Amendment remains unchanged and reflects the disclosures made at the time at which the Original Form 40-F was made. No changes have been made to the financial statements of the Registrant as contained in the Original Form 40-F. Accordingly, this Amendment should be read together with the Original Form 40-F and the Registrant’s other filings with the SEC.
Business Contact
Document Information [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 E. 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102